Quarterly portfolio holdings
John Hancock
Diversified Macro Fund
Alternative
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments
As of 1-31-26 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 63.4%				$570,669,220
(Cost $570,620,383)
U.S. Government 63.4%				570,669,220
U.S. Treasury Bill	3.531	02-05-26	121,000,000	120,963,781
U.S. Treasury Bill	3.540	02-12-26	117,500,000	117,382,728
U.S. Treasury Bill	3.566	02-19-26	177,000,000	176,699,017
U.S. Treasury Bill	3.588	02-26-26	156,000,000	155,623,694

Total investments (Cost $570,620,383) 63.4%	$570,669,220
Other assets and liabilities, net 36.6%	329,759,232
Total net assets 100.0%	$900,428,452

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	99	Long	Mar 2026	$85,238,436	$84,190,941	$(1,047,495)
10-Year U.S. Treasury Note Futures	1,763	Long	Mar 2026	198,187,972	197,152,984	(1,034,988)
30-Year U.S. Treasury Bond Futures	517	Long	Mar 2026	59,668,548	59,519,625	(148,923)
3-Month EURIBOR Futures	1,863	Long	Jun 2027	539,790,508	540,236,434	445,926
5-Year U.S. Treasury Note Futures	1,671	Long	Apr 2026	182,479,528	182,021,508	(458,020)
ASX SPI 200 Index Futures	121	Long	Mar 2026	18,450,488	18,593,704	143,216
Canadian 10-Year Bond Futures	1,127	Long	Mar 2026	101,115,711	100,214,563	(901,148)
Coffee ’C’ Futures	78	Long	Mar 2026	10,416,783	9,718,313	(698,470)
DAX Index Futures	38	Long	Mar 2026	28,527,035	27,719,735	(807,300)
Electrolytic Copper Futures	48	Long	Mar 2026	13,027,604	15,744,408	2,716,804
Euro SCHATZ Futures	1,490	Long	Mar 2026	188,616,729	188,813,165	196,436
Euro-BOBL Futures	1,923	Long	Mar 2026	265,623,940	265,804,950	181,010
Euro-Bund Futures	578	Long	Mar 2026	87,694,377	87,813,686	119,309
FTSE 100 Index Futures	12	Long	Mar 2026	1,673,735	1,673,130	(605)
Gas Oil Futures	300	Long	Mar 2026	19,893,440	21,885,000	1,991,560
Gasoline RBOB Futures	138	Long	Mar 2026	10,712,472	11,256,991	544,519
Gold 100 Oz Futures	44	Long	Apr 2026	21,404,069	20,878,440	(525,629)
Hang Seng Index Futures	252	Long	Feb 2026	43,883,402	44,354,271	470,869
Long Gilt Futures	484	Long	Mar 2026	60,086,887	60,168,033	81,146
Nasdaq 100 E-Mini Index Futures	120	Long	Mar 2026	61,949,017	61,608,000	(341,017)
Natural Gas Futures	33	Long	Feb 2026	1,221,019	1,436,820	215,801
Nikkei 225 Index Futures	165	Long	Mar 2026	56,275,076	56,922,654	647,578
NY Harbor ULSD Futures	184	Long	Mar 2026	18,011,202	19,575,024	1,563,822
OMX Stockholm 30 Index Futures	84	Long	Feb 2026	2,863,765	2,854,538	(9,227)
Primary Aluminum Futures	132	Long	Mar 2026	9,492,524	10,355,103	862,579
Russell 2000 E-Mini Index Futures	24	Long	Mar 2026	3,038,183	3,149,520	111,337
S&P 500 E-Mini Index Futures	291	Long	Mar 2026	100,289,742	101,351,663	1,061,921
S&P/TSX 60 Index Futures	52	Long	Mar 2026	14,555,584	14,150,538	(405,046)
SGX Japanese Government Bond Futures	8	Long	Mar 2026	679,178	680,227	1,049
Silver Futures	12	Long	Mar 2026	3,086,241	4,711,860	1,625,619
Soybean Oil Futures	42	Long	Mar 2026	1,371,625	1,348,452	(23,173)
Tokyo Price Index Futures	373	Long	Mar 2026	81,554,507	86,212,265	4,657,758
Zinc Futures	108	Long	Mar 2026	8,226,422	9,212,130	985,708
2-Year U.S. Treasury Note Futures	961	Short	Apr 2026	(200,483,112)	(200,360,992)	122,120
3-Month CORRA Index Futures	180	Short	Dec 2026	(32,269,370)	(32,297,947)	(28,577)
3-Month SOFR Index Futures	204	Short	Sep 2027	(49,350,084)	(49,362,900)	(12,816)
3-Month SONIA Index Futures	150	Short	Sep 2027	(49,570,057)	(49,524,671)	45,386
90-Day Bank Bill Futures	78	Short	Sep 2026	(5,375,253)	(5,375,461)	(208)
Australian 10-Year Bond Futures	62	Short	Mar 2026	(4,711,534)	(4,712,487)	(953)
Brent Crude Futures	54	Short	Mar 2026	(3,519,550)	(3,743,280)	(223,730)
CAC40 Index Futures	3	Short	Feb 2026	(288,661)	(289,339)	(678)
Corn Futures	877	Short	Mar 2026	(19,582,342)	(18,778,763)	803,579
Cotton No. 2 Futures	84	Short	Mar 2026	(2,785,576)	(2,653,140)	132,436
Dow Jones Industrial Average E-Mini Index Futures	12	Short	Mar 2026	(2,947,920)	(2,940,480)	7,440
Euro STOXX 50 Index Futures	294	Short	Mar 2026	(20,793,614)	(20,738,878)	54,736
Hard Red Winter Wheat Futures	349	Short	Mar 2026	(9,388,983)	(9,505,888)	(116,905)
Soybean Futures	595	Short	Mar 2026	(31,819,407)	(31,661,438)	157,969
Soybean Meal Futures	276	Short	Mar 2026	(8,812,469)	(8,103,360)	709,109
Sugar No. 11 (World) Futures	482	Short	Mar 2026	(8,987,245)	(7,703,517)	1,283,728
U.S. Dollar Index Futures	18	Short	Mar 2026	(1,777,560)	(1,743,462)	34,098
Wheat Futures	535	Short	Mar 2026	(14,626,353)	(14,391,500)	234,853
WTI Crude Oil Futures	250	Short	Feb 2026	(15,297,948)	(16,302,500)	(1,004,552)
						$14,419,961
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	3

FUTURES (continued)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	31,921,000	USD	21,471,156	BOA	3/18/2026	$754,666	—
BRL	15,930,000	USD	2,956,831	BOA	2/3/2026	70,104	—
BRL	24,347,000	USD	4,636,058	BOA	3/3/2026	—	$(37,000)
CAD	125,816,000	USD	91,937,751	BOA	3/18/2026	624,363	—
CHF	149,198,000	USD	188,074,732	BOA	3/18/2026	5,820,480	—
CLP	929,030,000	USD	1,041,711	BOA	3/18/2026	21,148	—
CZK	264,934,000	USD	12,792,394	BOA	3/18/2026	116,060	—
EUR	246,588,000	USD	288,855,680	BOA	3/18/2026	4,033,013	—
GBP	89,725,000	USD	120,382,881	BOA	3/18/2026	2,385,577	—
HUF	3,342,739,000	USD	10,191,743	BOA	3/18/2026	165,480	—
IDR	39,059,310,000	USD	2,316,878	BOA	3/17/2026	9,572	—
ILS	34,243,000	USD	10,855,901	BOA	3/18/2026	195,235	—
INR	407,740,000	USD	4,498,679	BOA	3/18/2026	—	(67,263)
JPY	20,394,991,000	USD	132,738,241	BOA	3/18/2026	—	(484,862)
KRW	15,921,772,000	USD	10,997,529	BOA	3/18/2026	—	(6,809)
MXN	862,428,000	USD	46,996,106	BOA	3/18/2026	2,160,394	—
NOK	37,013,000	USD	3,724,378	BOA	3/18/2026	118,150	—
NZD	54,927,000	USD	32,228,788	BOA	3/18/2026	895,645	—
PLN	1,869,000	USD	522,106	BOA	3/18/2026	3,885	—
SEK	2,853,000	USD	314,412	BOA	3/18/2026	6,580	—
SGD	1,948,000	USD	1,533,620	BOA	3/18/2026	2,255	—
THB	40,893,000	USD	1,313,615	BOA	3/18/2026	—	(10,281)
TWD	291,528,000	USD	9,268,878	BOA	3/18/2026	—	(59,158)
USD	46,804,921	AUD	70,163,000	BOA	3/18/2026	—	(2,047,883)
USD	43,616	BRL	235,000	BOA	2/3/2026	—	(1,038)
USD	169,353,177	CAD	233,544,000	BOA	3/18/2026	—	(2,463,812)
USD	163,521,348	CHF	128,371,000	BOA	3/18/2026	—	(3,307,446)
USD	4,094,541	CLP	3,618,785,000	BOA	3/18/2026	—	(45,537)
USD	1,598,142	CZK	32,714,000	BOA	3/18/2026	4,209	—
USD	301,497,452	EUR	256,480,000	BOA	3/18/2026	—	(3,140,616)
USD	39,402,251	GBP	29,255,000	BOA	3/18/2026	—	(626,629)
USD	1,888,407	HUF	628,287,000	BOA	3/18/2026	—	(58,292)
USD	60,034	IDR	1,017,020,000	BOA	3/17/2026	—	(542)
USD	123,938	ILS	391,000	BOA	3/18/2026	—	(2,248)
USD	1,019,696	INR	93,822,000	BOA	3/18/2026	16	—
USD	239,781,157	JPY	37,222,416,000	BOA	3/18/2026	—	(1,591,359)
USD	5,332,291	KRW	7,768,079,000	BOA	3/18/2026	—	(29,975)
USD	6,223,575	MXN	111,285,000	BOA	3/18/2026	—	(119,425)
USD	188,749	NOK	1,899,000	BOA	3/18/2026	—	(8,397)
USD	69,756,002	NZD	120,370,000	BOA	3/18/2026	—	(2,834,672)
USD	10,536,091	PLN	37,984,000	BOA	3/18/2026	—	(153,721)
USD	6,817,032	SEK	62,210,000	BOA	3/18/2026	—	(182,226)
USD	29,342,494	SGD	37,477,000	BOA	3/18/2026	—	(205,765)
USD	3,603,852	THB	112,628,000	BOA	3/18/2026	14,194	—
USD	5,651,783	TWD	179,037,000	BOA	3/18/2026	—	(4,211)
USD	3,597,628	ZAR	57,735,000	BOA	3/18/2026	34,876	—
ZAR	60,356,000	USD	3,667,403	BOA	3/18/2026	57,087	—
						$17,492,989	$(17,489,167)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BOA	Bank of America, N.A.
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	5

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2026, the net assets of the subsidiary were $131,933,886 representing 14.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$570,669,220	—	$570,669,220	—
Total investments in securities	$570,669,220	—	$570,669,220	—
Derivatives:
Assets
Futures	$22,209,421	$21,738,552	$470,869	—
Forward foreign currency contracts	17,492,989	—	17,492,989	—
Liabilities
Futures	(7,789,460)	(7,789,460)	—	—
Forward foreign currency contracts	(17,489,167)	—	(17,489,167)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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